Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Taxes in Consolidated Statements of Operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2024	December 31, 2023	December 31, 2022
Current tax expense	3,949	1,909	3,223
Deferred tax (recovery) expense	582	(1,142)	459
Total tax (benefit) expense	4,531	767	3,682

Schedule of Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	$	%	$	%	$	%
Income tax expense in international offices taxed at different rates	4,440	2.0	2,814	1.2	4,349	2.0
Expenses not deductible for tax purposes	864	0.4	454	0.2	283	0.1
Prior year tax adjustments	(196)	(0.1)	45	—	83	—
Effect of change in tax rate	(117)	(0.1)	(76)	—	125	0.1
Change in valuation allowance	(566)	(0.3)	(2,192)	(1.0)	(1,364)	(0.6)
Other - net	106	—	(278)	(0.1)	206	0.1
Income tax (benefit) expense at effective tax rate	4,531	1.9	767	0.3	3,682	1.7

Schedule of Deferred Income Taxes

Deferred income taxes	December 31, 2024	December 31, 2023

Deferred income tax asset
Tax loss carried forward	3,783	5,058
Allowance for compensated absence	23	23
Deferred income tax asset before valuation allowance	3,806	5,081
Less: valuation allowance	(721)	(1,287)
Deferred income tax asset after valuation allowance	3,085	3,794

Deferred income tax liability
Fixed assets	(531)	(595)
Total deferred income tax liability	(531)	(595)
Net deferred income tax assets	2,554	3,199